Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Summary of significant accounting policies
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2015	2016
	(in millions of RMB)
Cash and cash equivalents and short-term investments	2,272	3,978
Amounts due from Ant Financial Services	2,741	247
Investment in equity investees and securities	4,018	11,605
Property and equipment and intangible assets	1,353	1,218
Others	3,427	2,698
Total assets	13,811	19,746
Amounts due to WFOEs and other non-VIEs group companies	7,741	12,372
Others	3,679	4,649
Total liabilities	11,420	17,021

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Revenue (i)	6,170	10,457	8,558
Net (loss) income (i)	(587)	659	35
Net cash (used in) provided by operating activities	(2,642)	(7,343)	1,224
Net cash used in investing activities	(1,337)	(5,502)	(7,160)
Net cash provided by financing activities	4,157	13,018	6,494

(i)Revenue and net (loss) income earned and incurred by the VIEs are primarily from the businesses of providing display marketing on the Company's retail marketplaces, cloud computing services as well as mobile media and entertainment services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 - 5 years
Furniture, office and transportation equipment	3 - 5 years
Buildings	20 - 50 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets

User base and customer relationships	2 - 6 years
Trade names, trademarks and domain names	3 - 12 years
Developed technology and patents	2 - 5 years
Licenses and copyrights	1 - 5 years
Non compete agreements	over the contracted term from 2 - 6 years